INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2014
Finite-Lived Intangible Assets [Member]
Schedule of Finite-Lived Intangible Assets

Intangible assets	December 31, 2014	December 31, 2013
Distributor relationship	$314,000	$314,000
IP/technology/patents	324,653	332,179
Domain names	131,000	46,000
Non-compete covenants	23,000	23,000
Subtotal	792,653	715,179
Less accumulated amortization	(83,500)	(32,750)
Intangible assets, net	$709,153	$682,429

Estimated Useful Lives [Member]
Schedule of Finite-Lived Intangible Assets	The estimated useful lives for significant intangible assets are as follows:

Distributor Relationship	10 years
Domain Names	10 years
IP/Technology/Patents	10 years
Non-Compete covenants	3 years